LONG-TERM INVESTMENTS (Narrative) (Details) (Limited partnership [Member], Parent [Member])	Dec. 31, 2012
Limited partnership [Member] | Parent [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	38.00%